Deposits	6 Months Ended
Jun. 30, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits

Note 7: Deposits

The Company entered into a five year lease agreement with a related party to lease office space, effective February 1, 2014. The lease requires monthly payments of $4,500. The lease is subject to renewal upon expiration. In accordance with the lease terms, the Company made a security deposit that totaled $18,000.

The Company also entered into an agreement with Well Electric, a Chinese company with experience in design and manufacture of ignition interlock devices, paying $30,000 to design and manufacture the prototype ignition interlock device for the Company. Well Electric has designed and manufactured such a device for another company which markets and sell the interlock devices in Australia and the United States. The design specifications provide for these prototypes to be equipped with wireless capabilities, GPS, video and infrared technologies. Well Electric will produce six prototype devices for the Company. The Company expects the delivery of the initial six prototypes in the late summer or early fall of 2014.